Summary of significant components of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 102,838	$ 106,715
Deferred revenues and other provisions related temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,475	1,680
Operating losses carried forward temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	87,445	87,734
Capital losses carried forward temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	210	105
Scientific research and experimental development [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	9,138	9,138
Unused tax credits [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,559	2,945
Employee future benefits related temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	1,317	3,396
Property plant and equipment related temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	524	523
Intangible assets related temporary difference [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	95
Share issuance expenses related temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	781	1,110
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Unrecognized deferred tax assets	$ 294	$ 84